1290 Avenue of the Americas

New York, NY 10104

Julie Collett

Senior Director and Counsel

(303) 902-9135

julie.collett@axa.us.com

LAW DEPARTMENT

December 21, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AXA Equitable Life Insurance Company

Separate Account No. 70 of AXA Equitable Life Insurance Co.

Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4

File Nos. 333-220168 and 811-22651

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”) we are filing herewith Pre-Effective Amendment No. 2 to AXA Equitable’s Form N-4 Registration Statement under the Securities Act of 1933 and Amendment No. 60 to the Registration Statement on the same Form N-4 under the Investment Company Act of 1940 with respect to Separate Account No. 70 of AXA Equitable.

On August 25, 2017, we filed an initial Registration Statement on Form N-4 describing the new Retirement Cornerstone® Series 17 Series E contract. On October 16, 2017, we received written comments on this filing from Ms. Elisabeth Bentzinger of the Securities and Exchange Commission staff. On October 20, 2017, we filed a Pre-Effective Amendment No. 1 in order to address those comments. On November 1, 2017, additional comments were provided by Ms. Bentzinger and a correspondence filing in response to the additional comments was made on November 3, 2017.

On November 8, 2017, we were informed that Ms. Bentzinger of the Securities and Exchange Commission’s staff had no further comments. The purpose of this Pre-Effective Amendment No. 2 is to include financial statements and other required disclosure not included in the registration statement. We have also made additional non-material changes.

Request for Acceleration of the Effectiveness of the Registration Statement

On behalf of the Registrant and the principal underwriters, AXA Distributors, LLC and AXA Advisors, LLC, we hereby request acceleration of the effectiveness of the Registration Statement, pursuant to Rule 461 under the 1933 Act, so that the Registration Statement will be declared effective on December 21, 2017, or as soon thereafter as practicable. In this connection, the Registrant and the principal underwriters, AXA Distributors, LLC and AXA Advisors, LLC, have authorized me to represent on their behalf that they are aware of their obligations under the 1933 Act.

Please contact the undersigned at (303) 902-9135 if you have any questions.

Very truly yours,

/s/ Julie Collett
Julie Collett

cc:	Elisabeth Bentzinger, Esq.